Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurement [Abstract]
Schedule of financial assets measured or disclosed at fair value on recurring basis
		Fair value disclosure or measurement at
		December 31, 2017 using
	Fair value at December 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Fair value disclosure
Cash and cash equivalents:
Cash equivalents	$38,692,871	$38,692,871	-	-
Fair value measurement
Short-term investments:
Available-for-sale securities	532,912	-	532,912	-
Total assets measured at fair value	$532,912	-	$532,912	-

		Fair value disclosure or measurement at
		December 31, 2016 using
	Fair value at December 31, 2016	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Fair value disclosure
Cash and cash equivalents:
Cash equivalents	$66,151,439	$66,151,439	-	-
Short-term investments:
Held-to-maturity securities	14,837,949	-	14,837,949	-
Fair value measurement
Short-term investments:
Available-for-sale securities	1,605,882	-	1,605,882	-
Total assets measured at fair value	1,605,882	-	1,605,882	-

Schedule of level 2 available-for-sale securities measured on recurring basis

	December 31,
	2016	2017

Beginning balance	$-	$1,605,882
Purchases	192,785,066	71,492,241
Redemption	(192,022,189)	(72,572,216)
Realized gain	870,200	(64,596)
Exchange difference	(27,195)	71,601
Ending balance	$1,605,882	$532,912

Schedule of fair value disclosed or measured on non-recurring basis

	Fair value at December 31, 2016	Total losses in the year ended December 31, 2016	Fair value at December 31, 2017	Total losses in the year ended December 31, 2017
Non-Recurring
Goodwill	108,871	(6,659,691)	108,010	-
Intangible Assets	396,753	(1,111,149)	96,457	(291,817)